FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,704	$ 8,549
Financial liabilities	$ (55,562)	$ (60,623)
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	4,571	4,859
Fair value of financial assets	$ 10	$ 19
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.80%	6.00%
Cash flow hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	5,702	4,016
Fair value of financial assets	$ 6	$ 13
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.70%
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	5.20%
Cash flow hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,788	1,438
Fair value of financial assets	$ 2	$ 8
Cash flow hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	1.00%
Cash flow hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	5.00%
Cash flow hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	913	832
Fair value of financial assets	$ 0
Financial liabilities		$ (1)
Cash flow hedges | Interest rate swaps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.70%	4.70%
Cash flow hedges | Interest rate swaps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.80%	4.80%
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	110	97
Rates	4.00%	4.00%
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	829	718
Financial liabilities	$ (7)	$ (1)
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	3.00%
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Cash flow hedges | Other interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional	312	274
Rates	4.50%
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Other interest rate derivatives | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.50%